Note 4 - Loans and Leases - Activity in the Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan and lease losses beginning balance	$ 4,131	$ 3,527	$ 2,835
Provision for loan and lease losses	6,200	550	450
Losses charged off	(390)	(180)	(197)
Recoveries	53	234	439
Allowance for loan and lease losses ending balance	9,994	4,131	3,527
Residential 1 - 4 Family Real Estate [Member]
Allowance for loan and lease losses beginning balance	592	576	545
Provision for loan and lease losses	1,310	22	8
Losses charged off	(228)	(46)	(52)
Recoveries	9	40	75
Allowance for loan and lease losses ending balance	1,683	592	576
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	2,536	2,355	1,746
Provision for loan and lease losses	4,224	52	417
Losses charged off	(125)	(23)	(114)
Recoveries	29	152	306
Allowance for loan and lease losses ending balance	6,664	2,536	2,355
Commercial and Agriculture Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	939	534	501
Provision for loan and lease losses	566	465	(3)
Losses charged off	(4)	(101)	(21)
Recoveries	14	41	57
Allowance for loan and lease losses ending balance	1,515	939	534
Consumer Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	64	62	43
Provision for loan and lease losses	100	11	28
Losses charged off	(33)	(10)	(10)
Recoveries	1	1	1
Allowance for loan and lease losses ending balance	$ 132	$ 64	$ 62